Events After the Reporting Date	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Events after the reporting date	Events after the reporting date
Final dividend
On 19 February 2026, Gold Fields declared a final dividend of 1,850 SA cents per share.
Special dividend and share buy-back
In addition to the base dividend, on 19 February 2026, Gold Fields declared an additional return of US$353.0 million. This will comprise US$253.0 million in special dividends (450 SA cents per share) and US$100 million in share buy-backs.
Sale of royalty portfolio and Asanko deferred and contingent considerations
On 12 December 2025, Gold Fields entered into agreements to sell a portfolio of royalty assets for a total cash consideration of
US$115.0 million and its right to the Asanko deferred and contingent considerations for US$30.0 million and US$22.0 million, respectively.
Certain assets within the royalty portfolio, having a combined value of US$77.5 million, were subject to a third‑party right of first refusal (“ROFR”). Completion of the overall transaction was conditional upon the purchaser acquiring these royalties.
At 31 December 2025, the US$77.5 million royalties were presented as assets held for sale as the sale was considered highly probable in the sense that they will be purchased either by the purchaser or the third party.
At that date, the outcome of the ROFR was unknown and no evidence existed that the sale of the remaining royalty portfolio amounting to US$37.5 million or the deferred and contingent considerations were highly probably and therefore they were not recognised as held for sale.
The third party was given until 13 January 2026 to exercise its ROFR, which they declined. As a result, the sale of the remaining royalty portfolio and the Asanko deferred and contingent considerations become unconditional. On this date, a fair value gain of
US$37.5 million was recognised through profit or loss.
The transaction is expected to conclude in Q2 2026.
Mining contractor in Ghana
In March 2026, Gold Fields received letters from its contractor Engineers and Planners (“E&P”), commencing dispute resolution processes under the terms of the Tarkwa and Damang mining agreements, according to which E&P claims US$474.9 million and
US$264.7 million in respect of Tarkwa and Damang, respectively.
The Company has replied to each of the E&P letters confirming that it disagrees with E&P’s position. Based on the opinion of its legal advisors, the Company believes that neither prospective claim has merit and intends to vigorously defend its position.
Moreover, the Company has significant cumulative contractual set-off rights at Tarkwa and Damang, including with respect to outstanding loans and advances due. Refer note 39 for further details.